ORGANIZATION AND BUSINESS DESCRIPTION - Amounts and balances of the VIEs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 7,600,300	$ 5,362,101	$ 4,949,836	$ 2,667,395
Restricted cash	138
Short-term investments	3,094,208	1,131,267
Inventories, net	1,800,020	1,963,166
Due from related parties	$ 3,197,017	$ 366,761
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Long-term accounts receivable, net	$ 82,681
Long-term other receivable, net	89,050
Finance receivables, net	70,801	$ 100,564
Prepaid expenses and other current assets, net	1,363,793	1,923,001
TOTAL CURRENT ASSETS	22,971,221	18,073,568
Property and equipment, net	385,415	599,831
Operating lease right-of-use lease assets	434,188	346,995
Deferred tax assets, net	5,613	47,585
Long-term accounts receivable, net - non-current		197,005
Long-term other receivable, net - non-current	591,803
Finance receivables, net - non-current	46,852	96,961
Other non-current assets, net	374,201	324,723
TOTAL NONCURRENT ASSETS	1,838,072	1,613,100
TOTAL ASSETS	24,809,293	19,686,668
CURRENT LIABILITIES:
Deferred revenue	999,182	598,661
Payroll payable	294,669	233,556
Taxes payable	218,342	268,710
Due to related parties	$ 132,620	$ 7,348
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Accrued expenses and other current liabilities	$ 233,883	$ 105,159
Deferred tax liabilities	6,964	78
Operating lease liabilities - Current	275,213	248,562
TOTAL CURRENT LIABILITIES	7,866,443	2,385,656
Operating lease liabilities - Non-current	258,974	186,833
TOTAL NONCURRENT LIABILITIES	385,733	193,146
TOTAL LIABILITIES	8,252,176	2,578,802
Revenue	13,472,112	16,963,957	18,425,312
Net income (loss)	(10,900,606)	845,331	1,269,926
Net cash provided by operating activities	(1,283,432)	2,220,418	783,940
Net cash provided by (used in) investing activities	(5,163,214)	(1,616,941)	1,162,959
Net cash provided by financing activities	8,678,984	50,431	520,893
Effect of exchange rate change on cash, cash equivalents and restricted cash	5,999	(241,643)	(185,351)
Net increase (decrease) in cash, cash equivalents and restricted cash	2,238,337	412,265	2,282,441
Cash, cash equivalents and restricted cash, beginning of year	5,362,101	4,949,836	2,667,395
Cash, cash equivalents and restricted cash, end of year	7,600,438	5,362,101	4,949,836
Nonrelated party
CURRENT ASSETS:
Accounts receivable, net	3,976,391	4,967,146
Advance to vendors, net	1,451,280	1,837,209
CURRENT LIABILITIES:
Accounts payable	1,003,053	922,195
Other long-term payable		6,313
Revenue	12,581,541	16,479,101	17,880,034
Related Party
CURRENT ASSETS:
Accounts receivable, net	245,492	232,620
Advance to vendors, net	50	189,733
Due from related parties	3,197,017	366,761
CURRENT LIABILITIES:
Accounts payable	140,261	1,387
Due to related parties	132,620	7,348
Other long-term payable	126,759
Revenue	890,571	484,856	545,278
VIE
CURRENT ASSETS:
Cash and cash equivalents	3,745,251	5,310,244
Restricted cash	138	0
Short-term investments	3,093,976	1,131,267
Inventories, net	1,584,425	1,963,166
Due from related parties	$ 1,240,828	$ 313,765
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Long-term accounts receivable, net	$ 82,681	$ 0
Long-term other receivable, net	89,050	0
Finance receivables, net	70,801	100,564
Prepaid expenses and other current assets, net	1,112,065	1,895,276
TOTAL CURRENT ASSETS	16,363,653	17,940,990
Property and equipment, net	352,212	599,831
Operating lease right-of-use lease assets	104,390	346,995
Deferred tax assets, net	5,613	47,585
Long-term accounts receivable, net - non-current	0	197,005
Long-term other receivable, net - non-current	591,803	0
Finance receivables, net - non-current	46,852	96,961
Other non-current assets, net	374,201	324,723
TOTAL NONCURRENT ASSETS	1,475,071	1,613,100
TOTAL ASSETS	17,838,724	19,554,090
CURRENT LIABILITIES:
Short-term bank loan	137,781
Deferred revenue	876,905	598,661
Payroll payable	223,035	233,556
Taxes payable	251,185	268,710
Due to related parties	$ 121,825	$ 7,348
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Accrued expenses and other current liabilities	$ 90,676	$ 105,159
Deferred tax liabilities	6,413	78
Operating lease liabilities - Current	150,615	248,562
TOTAL CURRENT LIABILITIES	2,786,442	2,385,656
Operating lease liabilities - Non-current	64,797	186,833
Other long-term payable		6,313
TOTAL NONCURRENT LIABILITIES	64,797	193,146
TOTAL LIABILITIES	2,851,239	2,578,802
Revenue	12,233,829	16,963,957	18,425,312
Net income (loss)	(1,422,561)	850,176	1,277,103
Net cash provided by operating activities	1,501,559	2,225,194	793,532
Net cash provided by (used in) investing activities	(3,345,406)	(1,563,434)	1,162,959
Net cash provided by financing activities	273,659	36,924	443,497
Effect of exchange rate change on cash, cash equivalents and restricted cash	5,333	(245,000)	(210,709)
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,564,855)	453,684	2,189,279
Cash, cash equivalents and restricted cash, beginning of year	5,310,244	4,856,560	2,667,281
Cash, cash equivalents and restricted cash, end of year	3,745,389	5,310,244	$ 4,856,560
VIE | Nonrelated party
CURRENT ASSETS:
Accounts receivable, net	3,809,698	4,967,146
Advance to vendors, net	1,289,198	1,837,209
CURRENT LIABILITIES:
Accounts payable	787,746	922,195
Other long-term payable	0	6,313
VIE | Related Party
CURRENT ASSETS:
Accounts receivable, net	245,492	232,620
Advance to vendors, net	50	189,733
CURRENT LIABILITIES:
Accounts payable	140,261	1,387
Other long-term payable	$ 0	$ 0